Common Stock Warrants - Additional Information (Detail)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2004 USD ($) Agreement $ / shares	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2015 $ / shares shares	Feb. 29, 2012 shares
Debt Instrument [Line Items]
Other Income		$ 135,000	$ 96,000	$ 263,000	$ 541,925	$ 153,613
Series AA Convertible Preferred Stock
Debt Instrument [Line Items]
Common stock, exercise price | $ / shares							$ 1.00
Issued warrants to purchase | shares							33,750
Common Stock Warrant
Debt Instrument [Line Items]
Issued warrants to purchase	$ 15,000
Common stock, exercise price | $ / shares	$ 0.05
Number Of Patent License Agreement | Agreement	3
Warrants Expiration Date	Aug. 09, 2014				Mar. 03, 2015
Number Of Patent License Agreement | shares								13,196
Other Income					$ 0	$ 0